Other information (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherInformationLineItems [Line Items]
Compensation of key management personnel	€ 13,649	€ 5,298	€ 1,472
Executive Management
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	2,524	1,987	604
Share-based payments	9,801	3,187	660
Compensation of key management personnel	12,325	5,174	1,264
Non-executive Board of Directors
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	238	81	0
Share-based payments	1,086	43	208
Compensation of key management personnel	€ 1,324	€ 124	€ 208